AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks — 95.6%
Aerospace & Defense — 3.0%
Airbus SE (France), ADR	222,160	$10,497,060
Axon Enterprise, Inc.*	8,215	3,488,828
Boeing Co. (The)*	112,816	22,453,769
General Electric Co.	308,764	87,617,960
Howmet Aerospace, Inc.	141,173	32,534,730
RTX Corp.	153,508	29,611,693
StandardAero, Inc.*(a)	174,533	4,508,187
TransDigm Group, Inc.	14,996	17,379,764
		208,091,991
Automobiles — 2.6%
Tesla, Inc.*	495,919	184,357,888
Banks — 0.1%
Bank of America Corp.	172,276	8,398,455
Beverages — 0.2%
Monster Beverage Corp.*	130,624	9,465,015
PepsiCo, Inc.	51,722	8,031,909
		17,496,924
Biotechnology — 2.4%
AbbVie, Inc.	381,780	83,033,332
Alnylam Pharmaceuticals, Inc.*	40,805	13,501,150
Argenx SE (Netherlands), ADR*	9,998	7,301,040
Insmed, Inc.*	54,925	8,981,336
Natera, Inc.*	44,558	8,911,154
Neurocrine Biosciences, Inc.*	44,021	5,799,327
Regeneron Pharmaceuticals, Inc.	14,973	11,568,739
Vertex Pharmaceuticals, Inc.*	68,362	30,526,367
		169,622,445
Broadline Retail — 5.9%
Amazon.com, Inc.*	1,880,127	391,574,050
MercadoLibre, Inc. (Brazil)*	7,553	13,059,288
Sea Ltd. (Singapore), ADR*	78,601	6,508,949
		411,142,287
Building Products — 0.5%
Trane Technologies PLC	91,670	38,202,556
Capital Markets — 1.5%
Blackstone, Inc.	15,007	1,725,655
Charles Schwab Corp. (The)	170,183	15,993,798
CME Group, Inc.	24,801	7,324,975
Evercore, Inc. (Class A Stock)	11,334	3,383,312
Goldman Sachs Group, Inc. (The)	26,802	22,674,224
Interactive Brokers Group, Inc. (Class A Stock)	162,669	10,910,210
Morgan Stanley	50,899	8,376,449
Nasdaq, Inc.	128,200	10,882,898
S&P Global, Inc.	19,615	8,343,044
State Street Corp.	31,755	4,018,913
Tradeweb Markets, Inc. (Class A Stock)	70,692	8,317,621
		101,951,099
Chemicals — 0.7%
Linde PLC	43,277	21,455,006
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	79,990	$25,640,794
		47,095,800
Communications Equipment — 1.3%
Arista Networks, Inc.*	543,713	66,757,082
Ciena Corp.*	35,499	13,781,777
Motorola Solutions, Inc.	29,187	12,666,282
		93,205,141
Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	16,515	9,067,065
Construction Materials — 0.3%
Vulcan Materials Co.	65,160	17,743,068
Consumer Finance — 0.4%
American Express Co.	28,744	8,694,485
Capital One Financial Corp.	91,590	16,708,764
		25,403,249
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	75,782	75,511,458
US Foods Holding Corp.*(a)	133,770	12,334,932
Walmart, Inc.	144,348	17,939,569
		105,785,959
Electric Utilities — 0.6%
Constellation Energy Corp.	90,452	25,258,721
NextEra Energy, Inc.	101,777	9,453,048
Southern Co. (The)	57,436	5,543,723
		40,255,492
Electrical Equipment — 1.1%
Eaton Corp. PLC	57,042	20,402,212
GE Vernova, Inc.	63,059	55,044,201
		75,446,413
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	382,315	48,305,500
Fabrinet (Thailand)*(a)	13,960	7,280,419
		55,585,919
Energy Equipment & Services — 0.1%
Baker Hughes Co.	108,215	6,606,526
Entertainment — 2.5%
Live Nation Entertainment, Inc.*(a)	101,600	15,495,016
Netflix, Inc.*	1,102,495	106,004,894
ROBLOX Corp. (Class A Stock)*	139,800	7,907,088
Spotify Technology SA*	54,755	26,551,247
Walt Disney Co. (The)	164,670	15,870,895
		171,829,140
Financial Services — 4.5%
Adyen NV (Netherlands), ADR*	683,900	6,818,483
Block, Inc.*	391,912	23,585,264
Mastercard, Inc. (Class A Stock)	301,280	150,537,565
Rocket Cos., Inc. (Class A Stock)*	309,592	4,411,686
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	429,105	$129,692,695
		315,045,693
Ground Transportation — 0.7%
Canadian Pacific Kansas City Ltd. (Canada)(a)	155,700	12,247,362
Uber Technologies, Inc.*	439,196	31,591,368
Union Pacific Corp.	15,651	3,797,246
		47,635,976
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.*	219,901	13,798,788
Edwards Lifesciences Corp.*	107,416	8,601,873
IDEXX Laboratories, Inc.*	20,000	11,237,800
Intuitive Surgical, Inc.*	162,852	75,073,143
Stryker Corp.	96,601	31,742,123
		140,453,727
Health Care Providers & Services — 0.4%
Cigna Group (The)	17,708	4,723,609
McKesson Corp.	15,743	13,623,363
UnitedHealth Group, Inc.	43,936	11,888,642
		30,235,614
Health Care REITs — 0.1%
Ventas, Inc.(a)	120,043	9,817,117
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	141,975	17,928,603
Booking Holdings, Inc.	3,801	16,003,426
Chipotle Mexican Grill, Inc.*	794,071	25,418,213
DoorDash, Inc. (Class A Stock)*	120,233	18,052,985
Hilton Worldwide Holdings, Inc.	142,362	43,289,437
McDonald’s Corp.	28,739	8,931,794
Starbucks Corp.(a)	148,200	13,277,238
		142,901,696
Insurance — 0.4%
Arthur J. Gallagher & Co.(a)	56,353	12,204,933
Marsh & McLennan Cos., Inc.	77,458	13,435,090
		25,640,023
Interactive Media & Services — 10.4%
Alphabet, Inc. (Class A Stock)	1,178,596	338,917,066
Alphabet, Inc. (Class C Stock)	279,794	80,261,707
Meta Platforms, Inc. (Class A Stock)	544,587	311,574,560
		730,753,333
IT Services — 0.7%
Cloudflare, Inc. (Class A Stock)*	23,300	4,807,722
GoDaddy, Inc. (Class A Stock)*	54,767	4,527,588
International Business Machines Corp.	21,246	5,149,818
MongoDB, Inc.*	22,904	5,606,212
Shopify, Inc. (Canada) (Class A Stock)*	130,259	15,451,322
Snowflake, Inc.*	111,641	16,837,696
		52,380,358
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.5%
Danaher Corp.	37,304	$7,072,839
Lonza Group AG (Switzerland)	19,447	12,475,612
Medpace Holdings, Inc.*	982	471,547
Thermo Fisher Scientific, Inc.	26,595	13,072,240
		33,092,238
Machinery — 0.5%
Caterpillar, Inc.	30,520	21,622,199
Ingersoll Rand, Inc.(a)	70,957	5,685,075
Parker-Hannifin Corp.	7,574	6,780,548
		34,087,822
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	76,998	11,131,601
Passenger Airlines — 0.1%
Delta Air Lines, Inc.(a)	94,305	6,269,396
Pharmaceuticals — 3.1%
Eli Lilly & Co.	177,441	163,204,909
Galderma Group AG (Switzerland)	60,526	11,895,406
Jazz Pharmaceuticals PLC*	20,777	3,927,892
Johnson & Johnson	92,196	22,536,390
Merck & Co., Inc.	33,125	3,984,606
Roche Holding AG, ADR	163,352	8,120,228
Zoetis, Inc.	44,063	5,208,687
		218,878,118
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	106,294	14,398,585
Semiconductors & Semiconductor Equipment — 21.7%
Advanced Micro Devices, Inc.*	339,102	68,983,520
Analog Devices, Inc.	37,310	11,869,803
ASML Holding NV (Netherlands)	13,584	17,942,155
Broadcom, Inc.	1,101,552	340,941,360
Entegris, Inc.(a)	80,537	9,442,158
KLA Corp.	18,000	26,503,380
Lam Research Corp.	311,275	66,507,016
Lattice Semiconductor Corp.*	104,188	9,664,479
Micron Technology, Inc.	10,311	3,483,468
NVIDIA Corp.	5,070,728	884,334,963
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	183,043	61,859,382
Texas Instruments, Inc.	72,392	14,054,183
Tower Semiconductor Ltd. (Israel)*	42,134	7,393,674
		1,522,979,541
Software — 12.5%
AppLovin Corp. (Class A Stock)*	46,227	18,398,346
Autodesk, Inc.*	37,261	8,920,283
Cadence Design Systems, Inc.*	159,820	44,409,183
Crowdstrike Holdings, Inc. (Class A Stock)*	39,351	15,363,024
Datadog, Inc. (Class A Stock)*	154,905	18,286,535
Fair Isaac Corp.*(a)	5,274	5,630,206
Figma, Inc. (Class A Stock)*	129,200	2,731,288
HubSpot, Inc.*	35,006	8,544,965
Intuit, Inc.(a)	108,392	46,866,533

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Microsoft Corp.	1,397,588	$517,345,150
Nutanix, Inc. (Class A Stock)*	117,372	4,461,310
Oracle Corp.	312,867	46,025,864
Palantir Technologies, Inc. (Class A Stock)*	288,694	42,230,158
Palo Alto Networks, Inc.*	115,307	18,486,018
Rubrik, Inc. (Class A Stock)*	79,174	3,877,151
Samsara, Inc. (Class A Stock)*	262,400	8,315,456
ServiceNow, Inc.*	530,801	55,495,245
Synopsys, Inc.*(a)	28,172	11,169,635
		876,556,350
Specialized REITs — 0.2%
American Tower Corp.	72,700	12,546,566
Equinix, Inc.	3,458	3,389,670
		15,936,236
Specialty Retail — 0.7%
Lowe’s Cos., Inc.	90,009	21,267,327
O’Reilly Automotive, Inc.*	91,152	8,414,241
TJX Cos., Inc. (The)	107,102	17,104,189
		46,785,757
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	2,259,470	573,430,891
Seagate Technology Holdings PLC	46,592	18,252,882
Western Digital Corp.(a)	53,758	14,541,002
		606,224,775
Tobacco — 0.2%
Philip Morris International, Inc.	102,078	16,877,577
Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	18,406	20,077,449
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc.	11,500	2,415,345

Total Common Stocks (cost $4,781,923,187)		6,707,861,744
Unaffiliated Exchange-Traded Funds — 3.6%
SPDR Portfolio S&P 500 Growth ETF	1,026,936	100,547,304
State Street Technology Select Sector SPDR ETF(a)	185,571	24,662,386
Vanguard Russell 1000 Growth ETF	1,131,214	124,082,863

Total Unaffiliated Exchange-Traded Funds (cost $205,826,576)		249,292,553

Total Long-Term Investments—99.2% (cost $4,987,749,763)		6,957,154,297
	Shares	Value

Short-Term Investments — 2.4%
Affiliated Mutual Funds — 2.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	24,592,151	$24,592,151
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $142,438,340; includes $141,931,310 of cash collateral for securities on loan)(b)(wb)	142,554,607	142,454,819

Total Affiliated Mutual Funds (cost $167,030,491)		167,046,970
Unaffiliated Fund — 0.0%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 3.530%) (Institutional Shares)	4,435,829	4,435,829
(cost $4,435,829)

Total Short-Term Investments (cost $171,466,320)		171,482,799

TOTAL INVESTMENTS—101.6% (cost $5,159,216,083)		7,128,637,096

Liabilities in excess of other assets(z) — (1.6)%		(114,053,483)

Net Assets — 100.0%		$7,014,583,613

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,059,416; cash collateral of $141,931,310 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A3

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
30	S&P 500 E-Mini Index	Jun. 2026	$9,856,125	$(173,390)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4